SUBSEQUENT EVENTS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Subsequent Events [Abstract]
Depreciation	$ 1,674	$ 964	$ 2,747
Legal Fees	$ 0